RELATED PARTY TRANSACTIONS	6 Months Ended
Sep. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Jie Xiao	Chairman of the Board and CEO of the Company
Ms. Meiqi Chen	One of the shareholders of Xinjiang YSX
Mr. Bin Wang	Supervisor of Anjielun, Xinjiang YSX and Guangdong Hengding Technology Co., Ltd. (“Hengding”)
Ms. Ruomei Wu	Largest shareholder of Xihang
Mr. Yizhuo Tan	Director of Xinjiang YSX and one of the shareholders of Xinjiang YSX
Guangzhou Yinqi Refrigeration Decoration Engineering Co., Ltd. (“Guangzhou Yinqi”)	Mr. Yizhuo Tan holds 40% ownership interest in this entity and is also the general manager, executive director, and legal representative of this entity
Chongqing Yinzhi Business Service Co. Ltd. (“ Chongqing Yinzhi”)	Mr. Yizhuo Tan is the legal representative, executive director, and general manager of this entity
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	An entity affiliated with one of the shareholders of Xinjiang YSX, Ms. Qian Zeng
Mr. Geran Xiao	Chief Financial Officer (“CFO) of the Company and one of the shareholders of Xinjiang YSX
Guangzhou Tea Source Technology Co. Ltd. (“Tea Source”)	An entity controlled by Mr. Geran Xiao
Guangzhou Auto Service Technology Co., Ltd. (“GZ Auto Service”)	Ms. Meiqi Chen holds 40% ownership interest in this entity and is also the supervisor of this entity

b. Revenue and accounts receivable by related parties

Revenue and accounts receivable from related parties consists of the following:

		Revenue		Accounts receivable
		For the six months ended
		September 30,		As of
				‘September 30,	‘March 31,
		2025	2024	2025	2025
Name	Nature of service contract	(Unaudited)	(Unaudited)	(Unaudited)
Dayong	Auto insurance aftermarket value-added services	$11,728,470	$9,346,622	$9,517,048	$5,381,535
Total		$11,728,470	$9,346,622	$9,517,048	$5,381,535

During the six months ended September 30, 2025 and 2024, the Company provided auto insurance aftermarket value-added services and software development and information technology services to a related party and generated related service revenue. As of September 30, 2025 and March 31, 2025, the outstanding accounts receivable from the related party amounted to $9,517,048 and $5,381,535, respectively. The March 31, 2025 accounts receivable from the related party have been fully collected. Approximately 17.1% of the September 30, 2025 accounts receivable from the related party have been collected by November 30, 2025.

c. Due from a related party

Due from a related party consists of the following:

	September 30,	March 31,
Name	2025	2025
Mr. Jie Xiao	$717,836	$198,611
Total due from a related party	$717,836	$198,611

As of September 30, 2025 and March 31, 2025, the balance of the amounts due from a related party represented advances to a related party of the Company. Such advances were non-interest bearing and due on demand. The September 30, 2025 amounts due from a related party balance have been fully collected by January 2026.

d. Due to related parties

Due to related parties consists of the following:

	September 30,	March 31,
Name	2025	2025
	(Unaudited)
Mr. Jie Xiao	$170,328	$137,805
Mr. Bin Wang	3,384	3,430
Total due to related parties	$173,712	$141,235

As of September 30, 2025 and March 31, 2025, the balance of the amounts due to related parties was comprised of advance from the Company’s related parties used for the Company’s working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

e. Loan guarantees provided by related parties

In connection with a loan of RMB10 million (approximately $1,404,692) YSX Network borrowed from China CITIC Bank, Mr. Jie Xiao provided a guarantee for the loan of up to RMB10.0 million (approximately US$1,404,692) that YSX Network may borrow from China CITIC Bank during the period from December 6, 2024 to November 21, 2025 (see Note 6).

In connection with a loan of RMB6 million (approximately $842,815) YSX Network borrowed from Bank of Guangzhou, Mr. Jie Xiao entered into a guarantee agreement with the Bank of Guangzhou to provide a credit guarantee for this loan during the loan term.

In connection with a loan of RMB5.0 million (approximately $702,346) YSX Network borrowed from BOC, Mr. Jie Xiao entered into a loan guarantee agreement with BOC to guarantee the loan of up to RMB5.0 million (approximately US$689,018) that Guangzhou YSX may borrow from BOC during the period from December 20, 2024 to December 31, 2034.

In connection with a loan of RMB5.0 million (approximately $702,346) Guangzhou YSX borrowed from BOC, Mr. Jie Xiao entered into a loan guarantee agreement with BOC to guarantee the loan of up to RMB5.0 million (approximately US$702,346) that Guangzhou YSX may borrow from BOC during the period from March 10, 2025 to December 31, 2035.